Trade and Other Payables (Details) - Schedule of trade and other payables - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of trade and other payables [Abstract]
Trade payables	£ 24,036	£ 12,668	£ 1,867	£ 107
Accruals and other creditors	31,816	10,348	1,632	7
Tax and social security payables	4,115	2,119	353
Contract liabilities	13,678	9,059	385
Deferred consideration	2,924	1,375
Total	76,569	35,569	4,237	114
Current	76,569	35,569	4,237	114
Non-current